Fair Value Financial Assets Liabilities (Details) $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) $ / MWh		Dec. 31, 2017 USD ($) $ / MWh		Dec. 31, 2016 USD ($)
Assets, Fair Value Disclosure
Other Temporary Investments		$ 369.1		$ 359.7
Risk Management Assets
Risk Management Assets		416.8		408.3
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		2,474.9		2,527.6
Total Assets		3,260.8		3,295.6
Liabilities, Fair Value Disclosure
Risk Management Liabilities		318.4		383.6
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		40.3		2.5		$ 146.9
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[1],[2]	148.9		37.3		42.8
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[1]	9.8		33.6		26.1
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		15.7		(18.8)		(23.0)
Settlements		(214.0)		(50.6)		(71.4)
Transfers into Level 3	[3],[4]	15.8		16.2		13.3
Transfers out of Level 3	[4]	(1.6)		(10.1)		(2.6)
Changes in Fair Value Allocated to Regulated Jurisdiction	[5]	116.3		30.2		(129.6)
Ending Balance		131.2		40.3		2.5
Other [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		9.1		36.9
Risk Management Assets
Risk Management Assets		(291.2)		(285.4)
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		10.2		9.7
Total Assets		(271.9)		(238.8)
Liabilities, Fair Value Disclosure
Risk Management Liabilities		(277.4)		(285.0)
Level 1 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		360.0		322.8
Risk Management Assets
Risk Management Assets		3.8		3.9
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,407.6		1,469.2
Total Assets		1,771.4		1,795.9
Liabilities, Fair Value Disclosure
Risk Management Liabilities		4.2		5.1
Level 2 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		0.0		0.0
Risk Management Assets
Risk Management Assets		350.6		411.0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,057.1		1,048.7
Total Assets		1,407.7		1,459.7
Liabilities, Fair Value Disclosure
Risk Management Liabilities		369.2		425.0
Level 3 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		0.0		0.0
Risk Management Assets
Risk Management Assets		353.6		278.8
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Total Assets		353.6		278.8
Liabilities, Fair Value Disclosure
Risk Management Liabilities		222.4		238.5
2018 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				(1.0)
2018 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				(3.0)
2018 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				59.0
2019 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		(4.0)
2019 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		108.0
2019 - 2021 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				33.0
2020 - 2022 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		1.0
2020 - 2022 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		37.0
2022 - 2023 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				2.0
2022 - 2023 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				14.0
2023 - 2024 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		1.0
2023 - 2024 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		23.0
2024 - 2032 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities				(29.0)
2025 - 2032 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		1.0
2025 - 2032 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		(12.0)
Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[6]	382.7	[7]	383.8	[8]
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6]	242.1	[7]	309.5	[8]
Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[6]	(288.5)	[7]	(285.4)	[8]
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6]	(274.7)	[7]	(285.0)	[8]
Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[6]	3.8	[7]	3.9	[8]
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6]	4.2	[7]	5.1	[8]
Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[6]	326.5	[7]	391.2	[8]
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6]	327.0	[7]	392.5	[8]
Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[6]	340.9	[7]	274.1	[8]
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6]	185.6	[7]	196.9	[8]
Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		257.1		225.1
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 212.5		$ 233.7
Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	(0.05)		(0.05)
Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	176.57		263.00
Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	33.07		36.32
Natural Gas Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 0.0		$ 0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 2.5		$ 0.2
Natural Gas Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[10]	2.18		2.37
Natural Gas Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[10]	3.54		2.96
Natural Gas Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[10]	2.47		2.62
FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 96.5		$ 53.7
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 7.4		$ 4.6
FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	(11.68)		(55.62)
FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	17.79		54.88
FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	1.09		0.41
Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	[6]	$ 34.1		$ 22.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6]	58.9		65.5
Commodity Hedges [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[6]	(2.7)		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6]	(2.7)		0.0
Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[6]	0.0		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6]	0.0		0.0
Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[6]	24.1		17.3
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6]	24.8		23.9
Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[6]	12.7		4.7
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6]	36.8		41.6
Fair Value Hedges [Member]
Risk Management Assets
Risk Management Assets				2.5
Liabilities, Fair Value Disclosure
Risk Management Liabilities		17.4		8.6
Fair Value Hedges [Member] | Other [Member]
Risk Management Assets
Risk Management Assets				0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		0.0		0.0
Fair Value Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets				0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		0.0		0.0
Fair Value Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets				2.5
Liabilities, Fair Value Disclosure
Risk Management Liabilities		17.4		8.6
Fair Value Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets				0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		0.0		0.0
AEP Texas Inc. [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		156.7		155.2
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				155.7
AEP Texas Inc. [Member] | Other [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				0.0
AEP Texas Inc. [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		156.7		155.2
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				155.2
AEP Texas Inc. [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				0.5
AEP Texas Inc. [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets				0.0
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[6]			0.5
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6]	0.2
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[6]			0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6]	(0.5)
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[6]			0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6]	0.0
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[6]			0.5
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6]	0.7
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[6]			0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6]	0.0
Appalachian Power Co [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		25.6		16.3
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		83.7		42.3
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		24.7		1.4	[11]	11.7	[11]
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[1],[2]	104.1		17.2		25.6	[11]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[1]	0.0		0.0		0.0	[11]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0		0.0	[11]
Settlements		(127.9)		(18.9)		(37.5)	[11]
Transfers into Level 3	[3],[4]	0.0		0.0		0.0	[11]
Transfers out of Level 3	[4]	0.0		0.0		0.1	[11]
Changes in Fair Value Allocated to Regulated Jurisdiction	[5]	56.9		25.0		1.5	[11]
Ending Balance		57.8		24.7		1.4	[11]
Appalachian Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		(59.4)		(51.6)
Appalachian Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		25.6		16.3
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		25.7		16.3
Appalachian Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0.0		0.0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		59.1		52.5
Appalachian Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0.0		0.0
Risk Management Assets
Risk Management Assets		58.3		25.1
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets		58.3		25.1
Liabilities, Fair Value Disclosure
Risk Management Liabilities		0.5		0.4
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	58.1		26.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	0.6		1.5
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	(59.4)		(51.6)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	(58.5)		(50.1)
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	0.1		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	0.2		0.0
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	59.1		52.5
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	58.4		51.2
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	58.3		25.1
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	0.5		0.4
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		2.4		0.8
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 0.5		$ 0.4
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	16.82		20.52
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	62.65		195.00
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	37.00		33.80
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 55.9		$ 24.3
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 0.0		$ 0.0
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	0.10		(0.36)
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	15.16		7.15
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	3.27		1.62
Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		$ 2,474.9		$ 2,527.6
Total Assets		2,484.1		2,535.9
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		7.6		2.8	[11]	4.3	[11]
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[1],[2]	14.2		4.0		7.1	[11]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[1]	0.0		0.0		0.0	[11]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0		0.0	[11]
Settlements		(21.3)		(7.1)		(11.1)	[11]
Transfers into Level 3	[3],[4]	0.0		0.0		0.0	[11]
Transfers out of Level 3	[4]	(0.3)		0.0		0.1	[11]
Changes in Fair Value Allocated to Regulated Jurisdiction	[5]	8.7		7.9		2.4	[11]
Ending Balance		8.9		7.6		2.8	[11]
Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		10.2		9.7
Total Assets		(33.0)		(30.5)
Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,407.6		1,469.2
Total Assets		1,407.6		1,469.2
Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,057.1		1,048.7
Total Assets		1,099.2		1,088.1
Indiana Michigan Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		10.3		9.1
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Total Assets		10.3		9.1
Liabilities, Fair Value Disclosure
Risk Management Liabilities		1.4		1.5
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	9.2		8.3
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	0.4		3.6
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	(43.2)		(40.2)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	(42.3)		(45.5)
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	0.0		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	0.1		0.0
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	42.1		39.4
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	41.2		47.6
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	10.3		9.1
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	1.4		1.5
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		1.4		0.5
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 0.9		$ 0.3
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	16.82		20.52
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	62.65		195.00
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	37.00		33.80
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 8.9		$ 8.6
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 0.5		$ 1.2
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	(2.11)		(0.36)
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	6.21		5.75
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	1.06		0.86
Ohio Power Co [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		$ 27.6
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		(132.4)		$ (119.0)		15.9
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[1],[2]	1.8		(1.4)		(3.0)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[1]	0.0		0.0		0.0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0		0.0
Settlements		4.6		7.4		6.2
Transfers into Level 3	[3],[4]	0.0		0.0		0.0
Transfers out of Level 3	[4]	0.0		0.0		0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[5]	26.6		(19.4)		(138.1)
Ending Balance		(99.4)		(132.4)		(119.0)
Ohio Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0.0
Ohio Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		27.6
Ohio Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0.0
Ohio Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0.0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[6],[12]			0.6
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	99.6		132.4
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[6],[12]			0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	(0.6)		0.0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[6],[12]			0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	0.0		0.0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[6],[12]			0.6
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	0.8		0.0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[6],[12]			0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	99.4		132.4
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		0.0		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 99.4		$ 132.4
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	26.29		30.52
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	62.74		170.43
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	42.50		44.62
Public Service Co Of Oklahoma [Member]
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		$ 6.2		$ 0.7		0.6
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[1],[2]	18.1		3.1		(1.0)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[1]	0.0		0.0		0.0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0		0.0
Settlements		(24.3)		(3.8)		0.4
Transfers into Level 3	[3],[4]	0.0		0.0		0.0
Transfers out of Level 3	[4]	0.0		0.0		0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[5]	9.5		6.2		0.7
Ending Balance		9.5		6.2		0.7
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	10.4		6.4
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	1.0		0.0
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	(0.4)		(0.2)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	(0.6)		(0.2)
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	0.0		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	0.0		0.0
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	0.0		0.2
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	0.3		0.0
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	10.8		6.4
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	1.3		0.2
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		10.8		6.4
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 1.3		$ 0.2
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	(11.68)		(6.62)
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	10.30		1.41
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	(1.40)		(0.76)
Southwestern Electric Power Co [Member]
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance		$ 5.9		$ 0.7		0.8
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	[1],[2]	(4.8)		6.0		7.7
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	[1]	0.0		0.0		0.0
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income		0.0		0.0		0.0
Settlements		(2.1)		(6.8)		(8.4)
Transfers into Level 3	[3],[4]	0.0		0.0		0.0
Transfers out of Level 3	[4]	0.0		0.0		0.0
Changes in Fair Value Allocated to Regulated Jurisdiction	[5]	3.3		6.0		0.6
Ending Balance		2.3		5.9		$ 0.7
Southwestern Electric Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		5.6		6.7
Liabilities, Fair Value Disclosure
Risk Management Liabilities		3.3		0.8
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	4.8		6.4
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	2.6		0.2
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	(0.8)		(0.6)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	(1.1)		(0.6)
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	0.0		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	0.0		0.0
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	0.0		0.3
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	0.4		0.0
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	[6],[12]	5.6		6.7
Liabilities, Fair Value Disclosure
Risk Management Liabilities	[6],[12]	3.3		0.8
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		0.0		0.0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 2.5		$ 0.2
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[10]	2.18		2.37
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[10]	3.54		2.96
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[10]	2.47		2.62
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets		$ 5.6		$ 6.7
Liabilities, Fair Value Disclosure
Risk Management Liabilities		$ 0.8		$ 0.6
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	(11.68)		(6.62)
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	10.30		1.41
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit | $ / MWh	[9]	(1.40)		(0.76)
Cash [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[13],[14]	$ 230.6		$ 220.1
Cash [Member] | Other [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[13]	9.1		36.9
Cash [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[13]	221.5		183.2
Cash [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[13]	0.0		0.0
Cash [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[13]	0.0		0.0
Fixed Income Funds [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,057.1		1,048.7
Fixed Income Funds [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,057.1		1,048.7
Fixed Income Funds [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,057.1		1,048.7
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		1,057.1		1,048.7
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Mutual Funds Fixed Income [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[15]	104.3		102.9
Mutual Funds Fixed Income [Member] | Other [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		0.0		0.0
Mutual Funds Fixed Income [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		104.3		102.9
Mutual Funds Fixed Income [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		0.0		0.0
Mutual Funds Fixed Income [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments		0.0		0.0
Mutual Funds Equity [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[16]	34.2		36.7
Mutual Funds Equity [Member] | Other [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[16]	0.0		0.0
Mutual Funds Equity [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[16]	34.2		36.7
Mutual Funds Equity [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[16]	0.0		0.0
Mutual Funds Equity [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	[16]	0.0		0.0
Cash and Cash Equivalents [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	22.5		17.2
Cash and Cash Equivalents [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	10.2		9.7
Cash and Cash Equivalents [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	12.3		7.5
Cash and Cash Equivalents [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	0.0		0.0
Cash and Cash Equivalents [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	0.0		0.0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	22.5		17.2
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	10.2		9.7
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	12.3		7.5
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	0.0		0.0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[17]	0.0		0.0
US Government Agencies Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		996.1		981.2
US Government Agencies Debt Securities [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		996.1		981.2
US Government Agencies Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		996.1		981.2
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		996.1		981.2
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		52.4		58.7
Corporate Debt [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		52.4		58.7
Corporate Debt [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		52.4		58.7
Corporate Debt [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Corporate Debt [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		52.4		58.7
Corporate Debt [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		8.6		8.8
State and Local Jurisdiction [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		8.6		8.8
State and Local Jurisdiction [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		8.6		8.8
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		8.6		8.8
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts		0.0		0.0
Domestic [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	1,395.3		1,461.7
Domestic [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	0.0		0.0
Domestic [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	1,395.3		1,461.7
Domestic [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	0.0		0.0
Domestic [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	0.0		0.0
Domestic [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	1,395.3		1,461.7
Domestic [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	0.0		0.0
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	1,395.3		1,461.7
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	0.0		0.0
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	[16]	$ 0.0		$ 0.0

[1]	Included in revenues on the statements of income.
[2]	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.
[3]	Represents existing assets or liabilities that were previously categorized as Level 2.
[4]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[5]	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities or accounts payable.
[6]	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”
[7]	The December 31, 2018 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 2 matures $(4) million in 2019, $1 million in periods 2020-2022, $1 million in periods 2023-2024 and $1 million in periods 2025-2032; Level 3 matures $108 million in 2019, $37 million in periods 2020-2022, $23 million in periods 2023-2024 and $(12) million in periods 2025-2032. Risk management commodity contracts are substantially comprised of power contracts.
[8]	The December 31, 2017 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(1) million in 2018; Level 2 matures $(3) million in 2018 and $2 million in periods 2022-2023; Level 3 matures $59 million in 2018, $33 million in periods 2019-2021, $14 million in periods 2022-2023 and $(29) million in periods 2024-2032. Risk management commodity contracts are substantially comprised of power contracts.
[9]	Represents market prices in dollars per MWh.
[10]	Represents market prices in dollars per MMBtu.
[11]	Includes both affiliated and nonaffiliated transactions.
[12]	Substantially comprised of power contracts for the Registrant Subsidiaries.
[13]	Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or third-parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.
[14]	Primarily represents amounts held for the repayment of debt.
[15]	Primarily short and intermediate maturities which may be sold and do not contain maturity dates.
[16]	Amounts represent publicly traded equity securities and equity-based mutual funds.
[17]	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.